Warrant Liabilities	6 Months Ended
Jun. 30, 2026
Disclosure of Warrant Liabilities [Abstract]
Warrant Liabilities
9.
WARRANT LIABILITIES

The following table summarizes the Company’s outstanding warrant liabilities by warrant type as of June 30, 2026 and 2025:

	2026			2025
	BCA Warrants	Amended BlackRock Warrant	Total Warrant Liabilities	BCA Warrants	BlackRock Warrant	Total Warrant Liabilities
Balance as of January 1,	13,881	597	14,478	19,390	461	19,851
Fair value (gain) loss on warrant liability	(3,824)	(293)	(4,117)	12,145	-	12,145
Exercise of public and private warrants	(2,542)	-	(2,542)	(16,886)	-	(16,886)
Balance as of June 30,	7,515	304	7,819	14,649	461	15,110

The BCA warrants represent public and private placement warrants assumed from European Biotech Acquisition Corp. as part of the BCA (“BCA Warrants”). The fair value of the public BCA Warrants, which are traded on Nasdaq, is based on the quoted Nasdaq market prices at the end of the reporting period for such warrants. Since the private placement BCA Warrants have identical terms to the public BCA Warrants, the Company determined that the fair value of each private placement BCA Warrant is equivalent to that of each public BCA Warrant. The public BCA Warrants are included in Level 1 and the private placement BCA Warrants in Level 2 of the fair value hierarchy. BCA Warrants are classified as short-term liabilities given that the Company cannot defer the settlement for at least 12 months.

The Company’s Amended BlackRock Warrant, described in Note 4, is classified as a liability because its exercise prices are fixed in USD, which is not the functional currency of the Company and therefore it does not meet the requirements to be classified as equity under IFRS. The fair value of the Amended BlackRock Warrant is determined using the Black-Scholes option-pricing model and is included in Level 3 of the fair value hierarchy.

The following assumptions were used in the Black-Scholes option-pricing model for determining the fair value of the Amended BlackRock Warrant as of June 30, 2026 and December 31, 2025:

	June 30, 2026	December 31, 2025
Share price on valuation date	$13.87 (CHF 11.22)	$19.97 (CHF 15.83)
Range of expected volatility (%)(1)	67.90 - 68.92	82.52 - 85.13
Range of expected term (years)(2)	2.46 - 3.05	2.71 - 3.29
Range of risk-free interest rate (%)(3)	4.14 - 4.15	3.53 - 3.58
Dividend yield (%)	0.00	0.00

(1) The expected volatility was derived from the historical stock volatilities of the Company, as well as comparable peer public companies within the Company’s industry.

(2) The expected term represents the period that the Amended BlackRock Warrant is expected to be outstanding.

(3) The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the measurement date with maturities approximately equal to the expected terms.

For the three and six months ended June 30, 2026, the Company recognized fair value gains of CHF 12.1 million and CHF 4.1 million, respectively, which were attributable to the decreasing market price of outstanding public warrants during the period. For the three and six months ended June 30, 2025, the Company recognized fair value losses of CHF 0.2 million and CHF 12.1 million, respectively, which were attributable to the increasing market price of outstanding public warrants during the period.

In the event of exercise, warrant liabilities are reduced by the fair value on the date of exercise. The resulting fair value adjustment and cash received are recorded to share premium within the Statements of Changes in Equity. The movement of the warrant liability during the six months ended June 30, 2026 and 2025 is illustrated below:

	2026		2025
	Warrant liabilities	Number of outstanding warrants	Warrant liabilities	Number of outstanding warrants
Balance as of January 1,	14,478	2,104,906	19,851	4,018,384
Fair value (gain) loss on warrant liability	(4,117)	-	12,145	-
Exercise of public and private warrants	(2,542)	(186,929)	(16,886)	(1,817,063)
Balance as of June 30,	7,819	1,917,977	15,110	2,201,321